Share capital and other equity (Tables)	12 Months Ended
Dec. 31, 2022
Share capital and other equity
Schedule of allotted, called up and fully paid shares

			Number of shares
	2022	2021	2022	2021
Allotted, called up and fully paid	£m	£m	000s	000s
Ordinary shares of £1.0769 (1)	10,539	11,468	9,786,024	11,467,982
Cumulative preference shares of £1	0.5	0.5	483	483
Non-cumulative preference shares of US$0.01 (2)	—	—	—	10

(1)	The nominal value of ordinary shares without rounding is £1.076923076923077 per share
(2)	The company redeemed the Series U Non-cumulative dollar preference shares on 31 March 2022.

Schedule of movement in allotted, called up and fully paid ordinary shares

		Number of
Movement in allotted, called up and fully paid ordinary shares	£m	shares 000s
At 1 January 2021	12,129	12,129,165
Shares issued	38	37,584
Share cancellation	(699)	(698,767)
At 1 January 2022	11,468	11,467,982
Share cancellation	(929)	(929,188)
Share consolidation	—	(752,770)
At 31 December 2022	10,539	9,786,024

Schedule of other equity instruments

	2022	2021	2020
	£m	£m	£m
Additional Tier 1 notes
US$1.15 billion 8% notes callable August 2025 (1)	735	735	735
US$2.65 billion 8.625% notes callable August 2021 (2)	—	—	2,046
US$1.5 billion 6.000% notes callable December 2025 - June 2026 (3)	1,220	1,220	1,220
GBP£1.0 billion 5.125% notes callable May - November 2027 (4)	998	998	998
GBP£0.4 billion – March 2021 issuance (5)	399	399	—
US$0.75 billion – June 2021 issuance (6)	538	538	—
	3,890	3,890	4,999

(1)	Issued in August 2015. In the event of conversion, converted into ordinary shares at a price of $3.295 nominal per £1 share.
(2)

Issued in August 2016. In the event of conversion, converted into ordinary shares at a price of $2.284 nominal per £1 share. In July 2021, paid-in equity reclassified to liabilities as the result of a call in August 2021 of US$2.65 billion AT1 Capital notes.

(3)	Issued in June 2020. In the event of conversion, converted into ordinary shares at a price of $2.179 (translated at applicable exchange rate) per £1 share.
(4)	Issued in November 2020. In the event of conversion, converted into ordinary shares at a price of £1.754 nominal per £1 share.
(5)	Issued in March 2021. In the event of conversion, converted into ordinary shares at a price of £1.754 nominal per £1 share.
(6)	Issued in June 2021. In the event of conversion, converted into ordinary shares at a price of $2.448 (translated at applicable exchange rate) per £1 share.